Current Taxes and Deferred Taxes - Additional Income (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [abstract]
Net provision for current taxes	$ 85,503	$ 121,938